CONVERTIBLE NOTES PAYABLE AND DERIVATIVE LIABILITY (Tables)	3 Months Ended
Mar. 31, 2015
Debt Disclosure [Abstract]
Summary of Warrants Issued in Connection with Modified Debentures

The warrants issued in the first quarter of 2015 in connection with all the Modified Debentures are summarized below:

Date issued	Number of warrants	Exercise price	Fair Value
July 2014 Modified Debentures
January 30, 2015	40,552	$4.93	$159,601
February 26, 2015	45,537	2.20	79,904
March 13, 2015	21,151	2.36	39,965
March 16, 2015	10,575	2.36	19,981
March 20, 2015	41,946	1.79	59,942
March 27, 2015	75,758	1.98	119,888

September 2014 Modified Debentures
January 28, 2015	18,038	5.54	80,156
February 13, 2015	57,870	1.73	96,689

Directors
January 5, 2015	6,173	8.10	39,901
January 30, 2015	10,142	4.93	39,916
February 2, 2015	10,204	4.90	16,619

Total	337,946		$752,562